Transactions with Related Parties - Additional Information (Detail) - USD ($)					3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	May 10, 2024	Apr. 10, 2024	Jul. 14, 2023	Jul. 07, 2023	Jun. 30, 2024	Jun. 30, 2024	Apr. 10, 2025	Jul. 14, 2024	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Financial component accounting on asset acquisition						$ 1,190,000				$ 3,000,000
Afrapearl II [Member]
Related Party Transaction [Line Items]
Related party liability					$ 39,583,674	39,583,674			$ 39,583,674	38,069,321
Consideration paid			$ 4,300,000
Consideration payable			$ 38,700,000
Accrued dividend					160,416	160,416			160,416
Payments to acquire productive assets				$ 43,000,000
Initial percentage of consideration paid			10.00%
Interest receivable					2,879,796	2,879,796			2,879,796
Interest payable					843,462	843,462			843,462
Discription of remining consideration payable								the difference between the Remaining Purchase Price and the amount of $38,700,000
Eco Spitfire [Member]
Related Party Transaction [Line Items]
Consideration paid	$ 1,619,000
Consideration payable	$ 14,571,000
Payments to acquire productive assets		$ 16,190,000
Initial percentage of consideration paid	10.00%
Discription of remining consideration payable							the difference between the Remaining purchase price and the amount of $14,571,000
Imperial Petroleum Inc [Member]
Related Party Transaction [Line Items]
Fair value of asset acquired				40,000,000
Remaining purchase price				$ 35,700,000
Transamerica Logistics Inc [Member]
Related Party Transaction [Line Items]
Fair value of asset acquired		15,000,000
Remaining purchase price		$ 13,381,000
Transamerica Logistics Inc [Member] | Eco Spitfire [Member]
Related Party Transaction [Line Items]
Related party liability					14,067,140	14,067,140			14,067,140	0
Interest receivable					175,395	175,395			175,395
Interest payable					510,745	$ 510,745			510,745
Hellenic Manning Overseas Inc [Member]
Related Party Transaction [Line Items]
Commission as a percentage of sale price of vessels						1.00%
Management Fee [Member]
Related Party Transaction [Line Items]
Related party fee						$ 440
Manager [Member]
Related Party Transaction [Line Items]
Related party liability					1,080,047	$ 1,080,047			1,080,047	461,695
Related Party [Member]
Related Party Transaction [Line Items]
Brokerage commission						1.25%
Related party liability					54,730,861	$ 54,730,861			54,730,861	$ 38,531,016
Related Party [Member] | Interest Expense [Member]
Related Party Transaction [Line Items]
Related party fee					$ 175,395	1,691,831	$ 0	$ 0	$ 1,516,436
Crew Management Fees [Member] | Hellenic Manning Overseas Inc [Member]
Related Party Transaction [Line Items]
Related party fee						$ 2,500